TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2013
TRADE RECEIVABLES, NET
Schedule of net trade receivables

	December 31,
	2013	2012
Roaming	15,875	15,601
Subscribers	12,548	11,313
Interconnect	2,847	3,390
Dealers	2,127	2,457
Other	4,910	4,072
Allowance for doubtful accounts	(3,753)	(3,461)

Trade receivables, net	34,554	33,372

Schedule of changes in the allowance for doubtful accounts receivable

	2013	2012	2011
Balance, beginning of the year	3,461	3,122	3,671
Allowance for doubtful accounts charge	3,366	2,257	2,941
Accounts receivable written off	(3,074)	(1,918)	(3,490)

Balance, end of the year	3,753	3,461	3,122